Transfer of Financial Assets (Tables)	12 Months Ended
Mar. 31, 2024
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets during fiscal 2023 and 2024 are as follows:

	Millions of yen
	2023	2024
Beginning balance	¥70,254	¥72,265
Increase mainly from loans sold with servicing retained	9,546	7,888
Decrease mainly from amortization	(13,959)	(10,039)
Increase from the effects of changes in foreign exchange rates	6,424	9,609

Ending balance	¥72,265	¥79,723

Fair Value of Servicing Assets
The fair value of the servicing assets as of March 31, 2023 and 2024 are as follows:

	Millions of yen
	March 31, 2023	March 31, 2024
Beginning balance	¥83,732	¥101,375
Ending balance	¥101,375	¥122,641